Taxation - Deferred tax assets and liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Taxation
Amount credited/(expensed) in income statement	€ 1,897	€ (3,814)	€ (4,180)
Gross deferred tax asset	33,653	33,432
Gross deferred tax liability	(2,153)	(2,471)
Less amounts unrecognised	(5,944)	(7,196)
Net recognised deferred tax (liability)/asset	25,556	23,765
Deferred tax assets and liabilities
Deferred tax assets	26,200	24,300
Deferred tax liabilities	(644)	(535)
Net deferred tax assets	25,556	23,765
Accelerated tax depreciation
Taxation
Amount credited/(expensed) in income statement	103	160
Gross deferred tax asset	1,289	1,368
Gross deferred tax liability	(1,342)	(1,535)
Less amounts unrecognised	(33)	(55)
Net recognised deferred tax (liability)/asset	(86)	(222)
Deferred tax assets and liabilities
Net deferred tax assets	(86)	(222)
Intangible assets
Taxation
Amount credited/(expensed) in income statement	225	353
Gross deferred tax asset	193	127
Gross deferred tax liability	(571)	(715)
Less amounts unrecognised	16	16
Net recognised deferred tax (liability)/asset	(362)	(572)
Deferred tax assets and liabilities
Net deferred tax assets	(362)	(572)
Tax losses
Taxation
Amount credited/(expensed) in income statement	1,666	(4,064)
Gross deferred tax asset	30,953	30,590
Less amounts unrecognised	(5,904)	(7,138)
Net recognised deferred tax (liability)/asset	25,049	23,452
Deferred tax assets and liabilities
Net deferred tax assets	25,049	23,452
Deferred tax on overseas earnings
Taxation
Amount credited/(expensed) in income statement	(24)	(95)
Gross deferred tax liability	(108)	(95)
Net recognised deferred tax (liability)/asset	(108)	(95)
Deferred tax assets and liabilities
Net deferred tax assets	(108)	(95)
Other temporary differences
Taxation
Amount credited/(expensed) in income statement	(73)	(168)
Gross deferred tax asset	1,218	1,347
Gross deferred tax liability	(132)	(126)
Less amounts unrecognised	(23)	(19)
Net recognised deferred tax (liability)/asset	1,063	1,202
Deferred tax assets and liabilities
Net deferred tax assets	€ 1,063	€ 1,202